owners' equity - Subsidiary with significant non-controlling interest (Details) $ in Millions, $ in Millions		1 Months Ended		3 Months Ended				12 Months Ended
		Feb. 28, 2021 USD ($)	Feb. 28, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Subsidiary with significant non-controlling interest
Net proceeds excluding tax for the partial sale of its shareholdings							$ 1,500	$ 1,495
Statement of financial position
Current assets				$ 4,683				4,683	$ 4,353
Non-current assets				38,649				38,649	33,632
Current liabilities				5,909				5,909	5,574
Non-current liabilities				24,821				24,821	21,752
Statement of income and other comprehensive income
Revenue								15,463	14,658
Goods and services purchased								6,268	6,070
Employee benefits expense								3,701	3,034
Depreciation								2,107	1,929
Amortization of intangible assets								905	648
Net income								1,260	1,776
Comprehensive income								964	1,554
Wireless
Statement of income and other comprehensive income
Revenue								7,974	8,202
Wireline
Statement of income and other comprehensive income
Revenue								7,811	6,760
Subsidiary with significant non-controlling interest
Statement of financial position
Current assets				746				746	476
Non-current assets				4,072				4,072	1,057
Current liabilities				689				689	570
Non-current liabilities				2,713				2,713	647
Statement of income and other comprehensive income
Revenue	[1]							2,222	1,372
Goods and services purchased								404	253
Employee benefits expense								1,312	829
Depreciation								134	97
Amortization of intangible assets								110	19
Net income								141	85
Comprehensive income								189	106
Subsidiary with significant non-controlling interest | Wireless
Statement of income and other comprehensive income
Revenue								176	165
Subsidiary with significant non-controlling interest | Wireline
Statement of income and other comprehensive income
Revenue								$ 240	$ 190
TELUS International (Cda) Inc.
Subsidiary with significant non-controlling interest
Economic interest								62.60%
TELUS International (Cda) Inc. | Shares issued and stock subdivision
Subsidiary with significant non-controlling interest
Treasury shares value purchased		$ 500	$ 600
Net proceeds excluding tax for the partial sale of its shareholdings		$ 154	$ 200
Voting and controlling interest		67.00%	67.00%
Economic interest		55.20%	55.20%
Increase in non-controlling interest in the net book value of subsidiary (as a percent)		7.40%	7.40%
TELUS International (Cda) Inc. | Non-controlling shareholders
Subsidiary with significant non-controlling interest
Treasury shares value purchased							$ 209
Ownership interest percentage						36.20%	37.70%		35.90%
Percentage of increase in non-controlling interests							1.80%
Percentage of decrease in non-controlling interests						1.50%
TELUS International (Cda) Inc. | Single non-controlling shareholder
Subsidiary with significant non-controlling interest
Treasury shares value purchased				$ 191
Ownership interest percentage					36.20%			37.40%
Percentage of increase in non-controlling interests								1.20%

[1]	For the year ended December 31, 2020, includes revenues from the wireless segment and the wireline segment of $176 (2019 - $165) and $240 (2019 - $190), respectively.